Warrants - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended				1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2011 Common Stock [Member]	Mar. 31, 2011 Common Stock [Member]	Jul. 31, 2010 Common Stock [Member]	Sep. 30, 2011 Series D convertible preferred stock	Dec. 31, 2012 Series D convertible preferred stock
Convertible Preferred Stock Warrants [Line Items]
Secured term loan credit facility						$ 20,000,000
Issuance of warrant to purchase shares										120,961
Exercise price of warrants							$ 4.2900		$ 3.5400	$ 8.4738
Exercisable shares				56,054
Line of credit facility drawdowns, amount			10,000,000	10,000,000
Line of credit facility remaining drawdowns, amount			10,000,000	10,000,000
Line of credit facility remaining drawdown amount expired			10,000,000
Exercisable shares remaining			64,907
Fair value of warrant											281,000
Estimated term	5 years 4 months 24 days	5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months		4 years 6 months		5 years	1 year 2 months 12 days
Risk-free interest rate	0.90%	1.20%	0.90%	1.90%	1.70%		0.70%		1.70%	0.20%
Expected volatility	52.00%	53.00%	53.00%	55.00%	55.00%		55.00%		55.00%	55.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%		0.00%	0.00%
Expiration date			September 19, 2017				February 14, 2016		July 19, 2015
Remeasurement of the fair value of the warrant		216,000	369,000	16,000
Warrant to purchase shares							44,646		12,735
Fair value of warrant							93,000		16,000
Cash proceeds from warrant exercised								$ 45,000
Issuance of common stock							33,380